Allowance for Loan Losses - Recorded Investment in Consumer Loan Classes by Performing and Nonperforming Status (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	$ 979,665	$ 972,319	$ 934,950
% of Total	100.00%	100.00%	100.00%
Accruing/Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	975,652	966,653	923,761
% of Total	99.60%	99.40%	98.80%
Nonaccruing/Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	4,013	5,666	11,189
% of Total	0.40%	0.60%	1.20%
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	491,404	487,092	427,303
% of Total	100.00%	100.00%	100.00%
Residential Mortgage [Member] | Accruing/Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	489,156	483,754	420,025
% of Total	99.50%	99.30%	98.30%
Residential Mortgage [Member] | Nonaccruing/Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	2,248	3,338	7,278
% of Total	0.50%	0.70%	1.70%
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	418,659	414,195	431,335
% of Total	100.00%	100.00%	100.00%
Home Equity [Member] | Accruing/Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	416,924	411,904	427,682
% of Total	99.60%	99.40%	99.20%
Home Equity [Member] | Nonaccruing/Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	1,735	2,291	3,653
% of Total	0.40%	0.60%	0.80%
Installment and Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	66,607	67,883	73,875
% of Total	100.00%	100.00%	100.00%
Installment and Other Consumer [Member] | Accruing/Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	66,577	67,846	73,835
% of Total	99.90%	99.90%	99.90%
Installment and Other Consumer [Member] | Nonaccruing/Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	30	37	40
% of Total	0.10%	0.10%	0.10%
Consumer Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	2,995	3,149	2,437
% of Total	100.00%	100.00%	100.00%
Consumer Construction [Member] | Accruing/Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	2,995	3,149	2,219
% of Total	100.00%	100.00%	91.10%
Consumer Construction [Member] | Nonaccruing/Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in consumer loan	$ 0	$ 0	$ 218
% of Total	0.00%	0.00%	8.90%